OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2021	2020
Day 1 gain deferred revenue (1)	(34,221)	(43,934)
Pension obligations (note 25)	(31,357)	(37,258)
Deferred commissioning period revenue (2)	(14,515)	(18,635)
Non-current portion of operating lease liabilities (note 13)	(7,591)	(10,634)
Guarantees issued to Golar Partners and Hygo (notes 14 and 28)	—	(19,545)
Other (3)	(17,253)	(5,433)
	(104,937)	(135,439)

(1) This represents the corresponding liability upon recognition of the LTA derivative asset. This deferred gain is amortized and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the LTA contract term, with this commencing on the customer's acceptance of the Hilli. The initial amount recognized was $79.6 million, of which $34.2 million is non-current at December 31, 2021. The current portion of the Day 1 gain deferred revenue is included in “Other current liabilities” (note 23).

(2) This represents customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, which is considered an upfront payment for services. These amounts billed are recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the LTA contract term, with this commencing on the customer's acceptance of the Hilli. The initial amount recognized was $33.8 million, of which $14.5 million is non-current at December 31, 2021. The current portion of Deferred commissioning period billing is included in “Other current liabilities” (note 23).

(3) Included in “Other” are (i) an asset retirement obligation of $5.3 million and $5.0 million for the years ended December 31, 2021 and 2020, respectively. The corresponding asset of $4.7 million is recorded within vessels and equipment, net (note 19); and (ii) dividend payable for lessor VIE of $11.5 million and $nil at December 31, 2021 and 2020, respectively.